Schedule of Computation of Diluted Net Loss per Common Share including Antidilutive (Details) (Parenthetical) - shares shares in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents, shares	41,075	19,401	[1]	576,000	540,000
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents, shares		200
Simple Agreement For Future Equity [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock equivalents, shares		3,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.